Financial Assets at Fair Value through Profit or Loss - Summary of Non-Trading Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 130,655	€ 151,709
Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,257	2,664
Fair value hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	524	650
Cash flow hedges [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	677	1,012
Hedges of net investments in foreign operations [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	23	41
Other non-trading derivatives [member] | Non-trading Derivative [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	€ 1,033	€ 961